PGIM Jennison Utility Fund
Schedule of Investments as of February 28, 2023 (unaudited)
Description	Shares	Value
Long-Term Investments 99.2%
Common Stocks
Electric Utilities 46.0%
Alliant Energy Corp.	601,333	$30,830,343
American Electric Power Co., Inc.(a)	1,056,876	92,973,382
Constellation Energy Corp.(a)	1,777,809	133,140,116
Edison International(a)	1,144,618	75,785,158
Entergy Corp.	822,841	84,645,654
Eversource Energy	888,083	66,925,935
Exelon Corp.	2,054,277	82,972,248
FirstEnergy Corp.(a)	1,708,424	67,551,085
NextEra Energy, Inc.	4,815,050	342,013,001
OGE Energy Corp.(a)	982,521	35,095,650
PG&E Corp.*	10,874,450	169,858,909
PPL Corp.	3,536,517	95,733,515
Southern Co. (The)	1,246,668	78,614,884
SSE PLC (United Kingdom)	2,301,876	48,175,884
Xcel Energy, Inc.	996,530	64,345,942
		1,468,661,706
Electrical Components & Equipment 0.5%
Array Technologies, Inc.*(a)	469,996	8,807,725
NEXTracker, Inc. (Class A Stock)*	237,691	7,235,314
		16,043,039
Independent Power Producers & Energy Traders 5.5%
AES Corp. (The)	2,552,710	63,000,883
RWE AG (Germany)	1,897,875	80,559,583
Vistra Corp.	1,474,536	32,425,047
		175,985,513
Multi-Utilities 32.7%
Ameren Corp.	1,583,635	130,982,451
CenterPoint Energy, Inc.	5,650,379	157,193,544
Centrica PLC (United Kingdom)	88,800,509	112,060,594
CMS Energy Corp.	2,145,890	126,543,133
Dominion Energy, Inc.	1,145,872	63,733,401
DTE Energy Co.	1,148,902	126,046,038
Engie SA (France)	3,067,943	44,771,645
NiSource, Inc.	3,554,029	97,487,016
Public Service Enterprise Group, Inc.(a)	565,229	34,156,788
Sempra Energy	999,603	149,900,466
		1,042,875,076

PGIM Jennison Utility Fund
Schedule of Investments as of February 28, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil & Gas Storage & Transportation 8.9%
Cheniere Energy, Inc.	676,433	$106,429,968
Energy Transfer LP	5,159,688	65,321,650
EnLink Midstream LLC, UTS*	3,207,528	36,116,765
Targa Resources Corp.	1,038,958	76,986,788
		284,855,171
Renewable Electricity 4.6%
Clearway Energy, Inc. (Class C Stock)	1,058,403	33,244,438
NextEra Energy Partners LP	1,714,410	113,596,807
		146,841,245
Semiconductor Equipment 1.0%
Enphase Energy, Inc.*(a)	108,424	22,826,505
SolarEdge Technologies, Inc.*(a)	29,724	9,449,854
		32,276,359

Total Long-Term Investments (cost $2,312,126,646)		3,167,538,109

Short-Term Investments 2.0%
Affiliated Mutual Fund 1.4%
PGIM Institutional Money Market Fund (cost $43,140,798; includes $42,842,742 of cash collateral for securities on loan)(b)(we)	43,179,909	43,166,955
Unaffiliated Fund 0.6%
Dreyfus Government Cash Management (Institutional Shares) (cost $20,494,594)	20,494,594	20,494,594

Total Short-Term Investments (cost $63,635,392)		63,661,549

TOTAL INVESTMENTS 101.2% (cost $2,375,762,038)		3,231,199,658
Liabilities in excess of other assets (1.2)%		(37,480,766)

Net Assets 100.0%		$3,193,718,892

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

LP—Limited Partnership

PGIM Jennison Utility Fund
Schedule of Investments as of February 28, 2023 (unaudited) (continued)
UTS—Unit Trust Security

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $41,530,730; cash collateral of $42,842,742 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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